Contingent liabilities and legal proceedings - 2019 Moet Hennessy dividend (Details) € in Millions, £ in Millions	6 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)
Disclosure of contingent liabilities [line items]
Dividends received	£ 82		£ 3
Moet Hennessy
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate	34.00%	34.00%
Proportion of ownership interest in investment by external party	66.00%	66.00%
Estimated dividend to be received	£ 81			€ 90	£ 163	€ 181
Dividends received	£ 82	€ 91